Intangible assets (Tables) - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Schedule of intangible assets

		December 31, 2025
		Acquisition price	Accumulated amortization	Book amount
		(In thousands of Korean won)
Software	₩	10,564	(9,537)	1,027
Patents		349,730	(346,901)	2,829
Brand		10,585	(9,199)	1,386
Total	₩	370,879	(365,637)	5,242

		December 31, 2024
		Cost	Accumulated amortization	Carrying amount
		(In thousands of Korean won)
Software	₩	10,564	(9,024)	1,540
Patents		349,730	(345,264)	4,466
Brand		9,048	(9,045)	3
Total	₩	369,342	(363,333)	6,009

Schedule of changes on intangible assets

		Six-month period ended June 30, 2026
		Software	Patents	Brand	Total
		(In thousands of Korean won)
Beginning balance	₩	1,027	2,829	1,386	5,242
Acquisitions		-	-	-	-
Amortization		(256)	(757)	(154)	(1,167)
Ending balance	₩	771	2,072	1,232	4,075

		Six-month period ended June 30, 2025
		Software	Patents	Brand	Total
		(In thousands of Korean won)
Beginning balance	₩	1,540	4,466	3	6,009
Acquisitions		-	-	-	-
Amortization		(256)	(880)	-	(1,136)
Ending balance	₩	1,284	3,586	3	4,873

		2025
		Software	Patents	Brand	Total
		(In thousands of Korean won)
Beginning balance	₩	1,540	4,466	3	6,009
Acquisitions		-	-	1,536	1,536
Amortization		(513)	(1,637)	(153)	(2,303)
Ending balance	₩	1,027	2,829	1,386	5,242

		2024
		Software	Patents	Brand	Total
		(In thousands of Korean won)
Beginning balance	₩	2,052	6,714	3	8,769
Amortization		(512)	(2,248)	-	(2,760)
Ending balance	₩	1,540	4,466	3	6,009

Schedule of classification of amortization expenses

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean won)
Selling, general and administrative expenses	₩	256	256
Research and development costs		911	880
Total	₩	1,167	1,136